Prepaid expenses and accrued income (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses and Accrued Income [Line Items]
Prepaid expenses	SFr 1,440	SFr 1,278
Accrued income	2,799	889
Total	4,239	SFr 2,167
Biogen [Member]
Prepaid Expenses and Accrued Income [Line Items]
Accrued income	1,500
Janssen [Member]
Prepaid Expenses and Accrued Income [Line Items]
Accrued income	SFr 1,200